Summary of significant accounting policies (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Property and Equipment [Line Items]
Amortization expense with respect to capitalized software Costs	$ 23.2	$ 20.4	$ 19.7
Furniture [Member]
Property and Equipment [Line Items]
Estimated useful life of furniture (in years)	7
Building [Member]
Property and Equipment [Line Items]
Estimated useful life of buildings, minimum (in years)	10
Estimated useful life of building, maximum (in years)	35
Equipment and Purchased Software [Member]
Property and Equipment [Line Items]
Estimated useful life of buildings, minimum (in years)	3
Estimated useful life of building, maximum (in years)	5